Document and Entity Information - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Feb. 29, 2024	Jun. 30, 2023
Cover [Abstract]
Document Type	10-K
Amendment Flag	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Document Transition Report	false
Entity File Number	0-10592
Entity Registrant Name	TRUSTCO BANK CORP NY
Entity Central Index Key	0000357301
Entity Incorporation, State or Country Code	NY
Entity Tax Identification Number	14-1630287
Entity Address, Address Line One	5 SARNOWSKI DRIVE
Entity Address, City or Town	GLENVILLE
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	12302
City Area Code	518
Local Phone Number	377-3311
Title of 12(b) Security	Common Stock, $1.00 par value
Trading Symbol	TRST
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Entity Shell Company	false
Entity Public Float			$ 527
Entity Common Stock, Shares Outstanding		19,024,433
Auditor Firm ID	173
Auditor Name	Crowe LLP
Auditor Location	New York, New York